ASSETS HELD FOR SALE	12 Months Ended
Sep. 30, 2021
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

6.           ASSETS HELD FOR SALE

During FY2019, the Company sold certain land use right, plant, and equipment with total net book value of RMB12,051 for cash consideration of RMB26,000. The transition of land use right and buildings with book value of RMB5,652 for cash consideration of RMB20,400 was not completed due to the time taking to finish the title transfer process although those assets have been transferred to the buyers and related proceeds have been received to pay down certain account payables. During FY2020, the company accrued interest expense of RMB6,968 and transfer taxes and fees of RMB3,891. During FY2021, The above transition of land use right and buildings had been finished, and no balance of assets held for sale in the consolidated balance sheets.